Related Party Transactions - Disclosure Of Directors And Other Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, directors' fees and other short-term benefits	$ 6,763	$ 2,762
Share-based payments	3,385	1,940
Total key management personnel compensation	$ 10,148	$ 4,702